Pay vs Performance Disclosure - USD ($)	12 Months Ended
	Jan. 29, 2023	Jan. 30, 2022	Jan. 31, 2021
Pay vs Performance Disclosure [Table]
Pay vs Performance [Table Text Block]
Pay Versus Performance
As required by Section 953(a) of the Dodd-Frank Wall Street Reform and Consumer Protection Act and Item 402(v) of Regulation S-K, we are providing the following pay versus performance table to illustrate the relationship between executive compensation actually paid and certain of the Company’s financial performance measures. For information regarding the Company’s pay-for-performance philosophy and how the Company aligns executive compensation with its performance, refer to the Compensation Discussion and Analysis section above.
					Value of Initial Fixed $100 Investment Based On:
Year (a)	Summary Compensation Table (“SCT”) Total for Principal Executive Officer (“PEO”) (b)(1)	Compensation Actually Paid (“CAP”) to PEO (c)(2)	Average SCT Total for non-PEO NEOs (d)(1)	Average CAP to non-PEO NEOs (e)(2)	Total Shareholder Return (“TSR”) (f)(3)	Peer Group TSR (g)(4)	Net Income (Loss) (in thousands) (h)(5)	Net Sales (in thousands) (i)(6)
2022	$2,481,735	$(2,550,628)	$896,717	$(984,632)	$173.18	$76.96	$49,232	$10,098,939
2021	$12,450,338	$(85,796,399)	$2,242,415	$(32,080,908)	$165.79	$84.41	$(73,817)	$8,890,773
2020	$3,027,525	$181,666,231	$1,274,216	$65,584,170	$384.08	$168.83	$(92,486)	$7,146,264
(1)
Included in column (b) are the total compensation amounts reported in the Summary Compensation Table for Mr. Singh, our PEO for each of the fiscal years presented. Included in column (d) are the average total compensation amounts for non-PEO NEOs reported in the Summary Compensation Table. Our non-PEO NEOs for each of the fiscal years presented are: Mr. Marte, Mr. Mehta, and Ms. Helfrick.

(2)
Included in columns (c) and (e) are CAP and average CAP to the PEO and the non-PEO NEOs, respectively, for each of the fiscal years presented. To calculate CAP and average CAP, amounts in columns (b) and (d) are adjusted in accordance with Item 402(v) of Regulation S-K requirements and are presented in the table below. These amounts do not reflect the actual amount of compensation earned by or paid to the PEO and our non-PEO NEOs for each of the fiscal years presented.

	PEO			Average of Non-PEO NEOs
	2022	2021	2020	2022	2021	2020
SCT Total	$2,481,735	$12,450,338	$3,027,525	$896,717	$2,242,415	$1,274,216
Less value of Stock Awards reported in SCT	—	(10,106,250)	—	—	(1,347,500)	—
Plus year-end fair value of outstanding and unvested equity awards granted in the year	—	5,493,750	—	—	732,500	—
Plus (less) year over year change in fair value of outstanding and unvested equity awards granted in prior years	854,397	(64,828,925)	140,610,021	279,816	(23,338,392)	50,619,617
(Less) plus year over year change in fair value of equity awards granted in prior years that vested in the year	(5,886,760)	(28,805,311)	38,028,686	(2,161,165)	(10,369,931)	13,690,338
CAP Total	$(2,550,628)	$(85,796,399)	$181,666,231	$(984,632)	$(32,080,908)	$65,584,170
(3)	Based on an initial fixed investment of $100 on January 31, 2020, the last business day of our 2019 fiscal year.
(4)
Represents the Dow Jones Internet Commerce Index, which we consider to be our peer group under Regulation S-K Item 201(e), as presented in our 2022 Annual Report. Based on an initial fixed investment of $100 on January 31, 2020, the last business day of our 2019 fiscal year. TSR is weighted according to each peer company’s stock market capitalization at the beginning of each period for which a return is indicated.

(5)	Represents our net income (loss) amounts for each of the years presented, as reported in our 2022 Annual Report.
(6)
We have selected net sales as our most important financial measure (that is not otherwise required to be disclosed in the table) used to link the CAP of our NEOs to company performance for fiscal year 2022. Net sales for each year presented is as reported in our 2022 Annual Report.

Company Selected Measure Name	Net Sales
Named Executive Officers, Footnote [Text Block]
(1)
Included in column (b) are the total compensation amounts reported in the Summary Compensation Table for Mr. Singh, our PEO for each of the fiscal years presented. Included in column (d) are the average total compensation amounts for non-PEO NEOs reported in the Summary Compensation Table. Our non-PEO NEOs for each of the fiscal years presented are: Mr. Marte, Mr. Mehta, and Ms. Helfrick.

Peer Group Issuers, Footnote [Text Block]
(4)
Represents the Dow Jones Internet Commerce Index, which we consider to be our peer group under Regulation S-K Item 201(e), as presented in our 2022 Annual Report. Based on an initial fixed investment of $100 on January 31, 2020, the last business day of our 2019 fiscal year. TSR is weighted according to each peer company’s stock market capitalization at the beginning of each period for which a return is indicated.

PEO Total Compensation Amount	$ 2,481,735	$ 12,450,338	$ 3,027,525
PEO Actually Paid Compensation Amount	$ (2,550,628)	(85,796,399)	181,666,231
Adjustment To PEO Compensation, Footnote [Text Block]
(2)
Included in columns (c) and (e) are CAP and average CAP to the PEO and the non-PEO NEOs, respectively, for each of the fiscal years presented. To calculate CAP and average CAP, amounts in columns (b) and (d) are adjusted in accordance with Item 402(v) of Regulation S-K requirements and are presented in the table below. These amounts do not reflect the actual amount of compensation earned by or paid to the PEO and our non-PEO NEOs for each of the fiscal years presented.

	PEO			Average of Non-PEO NEOs
	2022	2021	2020	2022	2021	2020
SCT Total	$2,481,735	$12,450,338	$3,027,525	$896,717	$2,242,415	$1,274,216
Less value of Stock Awards reported in SCT	—	(10,106,250)	—	—	(1,347,500)	—
Plus year-end fair value of outstanding and unvested equity awards granted in the year	—	5,493,750	—	—	732,500	—
Plus (less) year over year change in fair value of outstanding and unvested equity awards granted in prior years	854,397	(64,828,925)	140,610,021	279,816	(23,338,392)	50,619,617
(Less) plus year over year change in fair value of equity awards granted in prior years that vested in the year	(5,886,760)	(28,805,311)	38,028,686	(2,161,165)	(10,369,931)	13,690,338
CAP Total	$(2,550,628)	$(85,796,399)	$181,666,231	$(984,632)	$(32,080,908)	$65,584,170

Non-PEO NEO Average Total Compensation Amount	$ 896,717	2,242,415	1,274,216
Non-PEO NEO Average Compensation Actually Paid Amount	$ (984,632)	(32,080,908)	65,584,170
Adjustment to Non-PEO NEO Compensation Footnote [Text Block]
(2)
Included in columns (c) and (e) are CAP and average CAP to the PEO and the non-PEO NEOs, respectively, for each of the fiscal years presented. To calculate CAP and average CAP, amounts in columns (b) and (d) are adjusted in accordance with Item 402(v) of Regulation S-K requirements and are presented in the table below. These amounts do not reflect the actual amount of compensation earned by or paid to the PEO and our non-PEO NEOs for each of the fiscal years presented.

	PEO			Average of Non-PEO NEOs
	2022	2021	2020	2022	2021	2020
SCT Total	$2,481,735	$12,450,338	$3,027,525	$896,717	$2,242,415	$1,274,216
Less value of Stock Awards reported in SCT	—	(10,106,250)	—	—	(1,347,500)	—
Plus year-end fair value of outstanding and unvested equity awards granted in the year	—	5,493,750	—	—	732,500	—
Plus (less) year over year change in fair value of outstanding and unvested equity awards granted in prior years	854,397	(64,828,925)	140,610,021	279,816	(23,338,392)	50,619,617
(Less) plus year over year change in fair value of equity awards granted in prior years that vested in the year	(5,886,760)	(28,805,311)	38,028,686	(2,161,165)	(10,369,931)	13,690,338
CAP Total	$(2,550,628)	$(85,796,399)	$181,666,231	$(984,632)	$(32,080,908)	$65,584,170

Compensation Actually Paid vs. Total Shareholder Return [Text Block]
Pay Versus Performance Comparative Disclosure
The following graphs illustrate the relationship between CAP as disclosed in the Pay Versus Performance table and (i) the Company’s cumulative TSR, (ii) the peer group’s cumulative TSR, (iii) the Company’s net income (loss), and (iv) net sales. CAP reflects adjusted values to unvested and vested equity awards during the years shown in the table based on year-end stock prices, grant and vesting date fair values, and projected performance modifiers, but does not reflect actual amounts paid out for those awards. CAP generally fluctuates due to stock price volatility and varying levels of projected and actual achievement of performance goals.
Compensation Actually Paid versus Company TSR and Peer Group TSR

Compensation Actually Paid vs. Net Income [Text Block]
Pay Versus Performance Comparative Disclosure
The following graphs illustrate the relationship between CAP as disclosed in the Pay Versus Performance table and (i) the Company’s cumulative TSR, (ii) the peer group’s cumulative TSR, (iii) the Company’s net income (loss), and (iv) net sales. CAP reflects adjusted values to unvested and vested equity awards during the years shown in the table based on year-end stock prices, grant and vesting date fair values, and projected performance modifiers, but does not reflect actual amounts paid out for those awards. CAP generally fluctuates due to stock price volatility and varying levels of projected and actual achievement of performance goals.
Compensation Actually Paid and Net Income (Loss)

Compensation Actually Paid vs. Company Selected Measure [Text Block]
Pay Versus Performance Comparative Disclosure
The following graphs illustrate the relationship between CAP as disclosed in the Pay Versus Performance table and (i) the Company’s cumulative TSR, (ii) the peer group’s cumulative TSR, (iii) the Company’s net income (loss), and (iv) net sales. CAP reflects adjusted values to unvested and vested equity awards during the years shown in the table based on year-end stock prices, grant and vesting date fair values, and projected performance modifiers, but does not reflect actual amounts paid out for those awards. CAP generally fluctuates due to stock price volatility and varying levels of projected and actual achievement of performance goals.
Compensation Actually Paid and Net Sales

Total Shareholder Return Vs Peer Group [Text Block]
Pay Versus Performance Comparative Disclosure
The following graphs illustrate the relationship between CAP as disclosed in the Pay Versus Performance table and (i) the Company’s cumulative TSR, (ii) the peer group’s cumulative TSR, (iii) the Company’s net income (loss), and (iv) net sales. CAP reflects adjusted values to unvested and vested equity awards during the years shown in the table based on year-end stock prices, grant and vesting date fair values, and projected performance modifiers, but does not reflect actual amounts paid out for those awards. CAP generally fluctuates due to stock price volatility and varying levels of projected and actual achievement of performance goals.
Compensation Actually Paid versus Company TSR and Peer Group TSR

Tabular List [Table Text Block]
Tabular List of Performance Measures
The following table lists our most important performance measures used by us to link CAP of our NEOs to the Company’s performance for fiscal year 2022. For more information, refer to “Named Executive Officer Compensation – Compensation Discussion and Analysis.” We are providing this list in accordance with Item 402(v) of Regulation S-K to provide information on performance measures used by the Compensation Committee to determine NEO compensation, as more fully described in “Named Executive Officer Compensation – Compensation Discussion and Analysis.”
Most Important Performance Measures
Net income (loss)
Net sales
Adjusted EBITDA margin(1)
Free cash flow(1)
(1)
Adjusted EBITDA margin and free cash flow are non-GAAP financial measures. For a reconciliation of non-GAAP to GAAP financial measures refer to “Reconciliation of Non-GAAP Financial Measures” in Appendix A.

Total Shareholder Return Amount	$ 173.18	165.79	384.08
Peer Group Total Shareholder Return Amount	76.96	84.41	168.83
Net Income (Loss)	$ 49,232,000	$ (73,817,000)	$ (92,486,000)
Company Selected Measure Amount	10,098,939,000	8,890,773,000	7,146,264,000
PEO Name	Mr. Singh	Mr. Singh	Mr. Singh
Measure [Axis]: 1
Pay vs Performance Disclosure [Table]
Measure Name	Net income (loss)
Measure [Axis]: 2
Pay vs Performance Disclosure [Table]
Measure Name	Net sales
Measure [Axis]: 3
Pay vs Performance Disclosure [Table]
Measure Name	Adjusted EBITDA margin
Non-GAAP Measure Description [Text Block]
(1)
Adjusted EBITDA margin and free cash flow are non-GAAP financial measures. For a reconciliation of non-GAAP to GAAP financial measures refer to “Reconciliation of Non-GAAP Financial Measures” in Appendix A.

Measure [Axis]: 4
Pay vs Performance Disclosure [Table]
Measure Name	Free cash flow
PEO [Member] | Value of Stock Awards Reported in SCT [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	$ 0	$ (10,106,250)	$ 0
PEO [Member] | Year-End Fair Value of Outstanding and Unvested Equity Awards Granted in the Year [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	0	5,493,750	0
PEO [Member] | Year Over Year Change in Fair Value of Outstanding and Unvested Equity Awards Granted in Prior Years [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	854,397	(64,828,925)	140,610,021
PEO [Member] | Year Over Year Change in Fair Value of Equity Awards Granted in Prior Years that Vested in the Year [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	(5,886,760)	(28,805,311)	38,028,686
Non-PEO NEO [Member] | Value of Stock Awards Reported in SCT [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	0	(1,347,500)	0
Non-PEO NEO [Member] | Year-End Fair Value of Outstanding and Unvested Equity Awards Granted in the Year [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	0	732,500	0
Non-PEO NEO [Member] | Year Over Year Change in Fair Value of Outstanding and Unvested Equity Awards Granted in Prior Years [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	279,816	(23,338,392)	50,619,617
Non-PEO NEO [Member] | Year Over Year Change in Fair Value of Equity Awards Granted in Prior Years that Vested in the Year [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	$ (2,161,165)	$ (10,369,931)	$ 13,690,338